Summary of Significant Accounting Policies - Summary Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office furniture and fixture
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years